FAIR VALUE MEASUREMENTS (Details 4) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Assets
Interest bearing deposits	$ 1,280,000	$ 1,280,000	$ 300,000
Securities	249,476,000	246,860,871	230,396,296
Trading Assets	5,409,000	5,370,177
Mortgage loans held for sale	940,000	776,109	223,250
Interest receivable	3,570,000	3,298,631	3,617,673
Financial liabilities
Interest payable	602,000	641,830	735,859
Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets
Cash and cash equivalents	15,066,000	17,169,000	22,860,000
Interest bearing deposits	1,280,000	1,280,000	300,000
Securities	298,000	296,000	289,000
Trading Assets	5,409,000	5,370,000
Interest receivable	1,000
Financial liabilities
Deposits	472,790,000	470,912,000	428,239,000
Federal Funds Purchased	2,148,000
Significant Other Observable Inputs (Level 2)
Financial Assets
Securities	249,178,000	246,565,000	230,107,000
Mortgage loans held for sale	940,000	782,000	229,000
Interest receivable	1,348,000	1,274,000	1,315,000
Financial liabilities
Deposits	188,732,000	185,429,000	191,523,000
Securities sold under agreements to repurchase and other borrowings	12,160,000	12,620,000	13,013,000
FHLB advances	83,841,000	88,373,000	52,220,000
Interest payable	593,000	633,000	727,000
Significant Unobservable Inputs (Level 3)
Financial Assets
Loans, net	531,547,000	535,213,000	459,796,000
Interest receivable	2,221,000	2,025,000	2,303,000
Financial liabilities
Subordinated debentures	7,204,000	7,209,000	7,217,000
Interest payable	9,000	9,000	9,000
Carrying Value
Financial Assets
Cash and cash equivalents	15,066,000	17,169,000	22,860,000
Interest bearing deposits	1,280,000	1,280,000	300,000
Securities	249,476,000	246,861,000	230,396,000
Trading Assets	5,409,000	5,370,000
Mortgage loans held for sale	940,000	776,000	223,000
Loans, net	532,724,000	532,293,000	463,214,000
FHLB stock	5,981,000	5,981,000	6,731,000
Interest receivable	3,570,000	3,299,000	3,618,000
Financial liabilities
Deposits	660,814,000	654,869,000	617,400,000
Securities sold under agreements to repurchase and other borrowings	12,121,000	12,457,000	12,867,000
Federal Funds Purchased	2,148,000
FHLB advances	86,950,000	93,785,000	57,847,000
Subordinated debentures	7,217,000	7,217,000	7,217,000
Interest payable	602,000	642,000	736,000
Fair Value
Financial Assets
Cash and cash equivalents	15,066,000	17,169,000	22,860,000
Interest bearing deposits	1,280,000	1,280,000
Securities	249,476,000	246,861,000	230,396,000
Trading Assets	5,409,000	5,370,000
Mortgage loans held for sale	940,000	782,000	229,000
Loans, net	531,547,000	535,213,000	459,796,000
FHLB stock
Interest receivable	3,570,000	3,299,000	3,618,000
Financial liabilities
Deposits	661,522,000	656,341,000	619,762,000
Securities sold under agreements to repurchase and other borrowings	12,160,000	12,620,000	13,013,000
Federal Funds Purchased	2,148,000
FHLB advances	83,841,000	88,373,000	52,220,000
Subordinated debentures	7,204,000	7,209,000	7,217,000
Interest payable	$ 602,000	$ 642,000	$ 736,000